Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 298,128	$ 264,120
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	160,101	132,111
Assets accepted as collateral that can be sold or repledged in the absence of default	647,700	515,300
Assets accepted as collateral and sold or repledged	378,800	293,500
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	95,938	84,863
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	64,163	47,248
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	23,482	17,713
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	16,452	14,880
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	20,416	24,524
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	124,971	91,975
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	51,213	51,642
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 61,594	$ 63,386